Risk Management - Summary of Company's Loans Considered Impaired (Detail) - Financial assets impaired loan [member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 138	$ 126
Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	18	40
Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	120	86
Gross Carrying Value [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	233	211
Gross Carrying Value [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	61	79
Gross Carrying Value [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	172	132
Allowances for losses [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	95	85
Allowances for losses [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	43	39
Allowances for losses [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 52	$ 46